PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2018
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
PARENT ONLY FINANCIAL INFORMATION

23. PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

For the presentation of the parent company only condensed financial information, the Company records its investment in subsidiaries, consolidated VIE and VIE’s subsidiaries, under the equity method of accounting as prescribed in ASC 323, “Investments-Equity Method and Joint Ventures”. Such investments are presented on the condensed balance sheets as “Investment in subsidiaries and consolidated VIE and VIE's subsidiaries” and the subsidiaries, consolidated VIE and VIE’s subsidiaries’ losses as “Share of losses from subsidiaries, VIE and VIE's subsidiaries” on the condensed statements of results of operations. The parent company only condensed financial information should be read in conjunction with the Company’s consolidated financial statements. As of December 31, 2018, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of Niu Technologies, except for those, which have been separately disclosed in the consolidated financial statements.

(a)	Condensed Balance Sheets

	As of December 31,
	2017	2018
	RMB	RMB
Assets
Current assets
Cash	39,678,102	149,901,311
Term deposit	—	27,452,663
Restricted cash—current	52,273,600	124,357,114
Amount due from subsidiaries and consolidated VIE and VIE's subsidiaries	53,490,993	405,843,735
Prepayments and other current assets	—	3,707,403
Total current assets	145,442,695	711,262,226
Non-current assets:
Investment in subsidiaries and consolidated VIE and VIE's subsidiaries	—	—
Restricted cash—non current	65,342,000	—
Total non-current assets	65,342,000	—
Total assets	210,784,695	711,262,226

Liabilities
Current liabilities
Convertible loan	151,557,796	—
Amount due to subsidiaries and consolidated VIE and VIE’s subsidiaries	—	4,262,270
Accrued expenses and other current liabilities	—	7,593,082
Total current liabilities and total liabilities	151,557,796	11,855,352
Mezzanine Equity
Series A-1 Redeemable Convertible Preferred Shares	130,684,003	—
Series A-2 Redeemable Convertible Preferred Shares	39,205,192	—
Series A-3 Redeemable Convertible Preferred Shares	67,955,320	—
Total mezzanine equity	237,844,515	—

Shareholders' (deficit)/equity:
Ordinary Shares	39,948	—
Class A Ordinary Shares	—	83,120
Class B Ordinary Shares	—	12,839
Series Seed Convertible Preferred Shares	18,436	—
Additional paid-in capital	440,265,896	1,717,483,548
Accumulated other comprehensive income/(loss)	3,281,862	(25,394,429)
Accumulated deficit	(622,223,758)	(992,778,204)
Total shareholders' (deficit)/equity	(178,617,616)	699,406,874
Total liabilities, mezzanine equity and shareholders' (deficit)/equity	210,784,695	711,262,226

(b)	Condensed Statements of Results of Operations

	For the Year Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Total operating expenses	(393,856)	(163,640)	(1,908,246)
Changes in fair value of a convertible loan	—	(43,006,399)	(34,499,858)
Share of losses from subsidiaries, VIE and VIE's subsidiaries	(198,821,537)	(62,527,098)	(331,955,300)
Interest income	150,594	366,795	2,011,390
Foreign currency exchange (losses)/gain	(4,544,844)	3,192,896	(364)
Loss before income tax	(203,609,643)	(102,137,446)	(366,352,378)
Income tax expense	—	—	—
Net loss	(203,609,643)	(102,137,446)	(366,352,378)

(c)	Condensed statements of cash flows

	For the Year Ended
	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Net cash (used in)/provided by operating activities	(76,650,478)	12,825,090	(352,222,011)
Net cash used in investing activities	—	—	(19,902,073)
Net cash provided by financing activities	104,354,252	—	481,123,035
Effect of foreign currency exchange rate changes on cash	(498,905)	(1,889,261)	1,224,258
Net increase in cash	27,204,869	10,935,829	110,223,209
Cash at the beginning of the year	1,537,404	28,742,273	39,678,102
Cash at the end of the year	28,742,273	39,678,102	149,901,311